CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jul. 20, 2021	Feb. 01, 2021
CURRENT ASSETS
Cash	$ 123,789			$ 93,344				$ 670,522
Prepaid expenses and other assets	3,333			175,023				324,280
Total current assets	127,122			268,367				994,802
Prepaid expenses- non current								175,024
Investments held in Trust Account	26,974,295			205,927,087				202,006,302
TOTAL ASSETS	27,101,417			206,195,454				203,176,128
CURRENT LIABILITIES
Note Payable - related party	2,631,948			1,000,000
Accounts payable	946,600			458,776				113,695
Due to affiliate	$ 437,693			$ 347,693				227,693
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Sponsor [Member]			Sponsor [Member]
Total current liabilities	$ 4,016,241			$ 1,806,469				341,388
Derivative warrant liabilities	540,000			540,000				8,992,000
Deferred underwriting fee payable	9,000,000			9,000,000				9,000,000	$ 9,000,000
Total liabilities	13,556,241			11,346,469				18,333,388
COMMITMENTS AND CONTINGENCIES (Note 6)
SHAREHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(13,429,619)			(11,078,602)				(17,164,062)
Total Shareholders' Deficit	(13,429,119)	$ (12,831,723)	$ (13,030,999)	(11,078,102)	$ (9,736,511)	$ (10,064,288)	$ (14,037,397)	(17,163,562)		$ 0
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' DEFICIT	27,101,417			206,195,454				203,176,128
Class A ordinary shares subject to possible redemption
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption, $0.0001 par value, 2,425,969 shares at redemption value of $11.12 at September 30, 2023 and 20,000,000 shares at redemption value of $10.30 per share at December 31, 2022, respectively	26,974,295			205,927,087				202,006,302
Class A ordinary shares not subject to possible redemption
SHAREHOLDERS' DEFICIT
Ordinary shares	0			0				0
Class B Ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares	$ 500			$ 500				$ 500